CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and Cash Equivalents	$ 87,900	$ 559,729
Restricted Cash	979,095	1,160,688
Accounts Receivable, Net	358,804	372,587
Inventory, Net	387,918	331,437
Other Current Assets	647,659	161,266
Total Current Assets	2,461,376	2,585,707
PROPERTY AND EQUIPMENT, NET	532,512	471,182
Intangible Assets, Net	126,666	146,666
Other Assets	364,320	475,691
Total Other Assets	490,986	622,357
Total Assets	3,484,874	3,679,246
CURRENT LIABILITIES
Accounts and Other Payables	2,166,246	2,358,702
Due to Related Parties, Net of Debt Discount	575,000	100,000
Short Term Debt	1,080,500	60,291
Derivative Liability	112,009	39,804
Current Portion of Long-Term Debt	34,610	164,156
Total Current Liabilities	3,968,365	2,722,953
LONG-TERM DIVIDENDS PAYABLE	272,901	0
LONG-TERM DEBT AND CONVERTIBLE DEBENTURES	0	364,370
DUE TO RELATED PARTY, NET OF DISCOUNT	0	70,114
STOCKHOLDERS' EQUITY
Preferred Stock, $0.00001 par value; 100,000,000 shares authorized Series A Preferred Stock, $0.00001 par value; 10,000,000 shares authorized, 4,003,592 and -0- shares issued and outstanding as of December 31, 2014 and 2013, respectively	40	0
Common Stock, $0.00001 par value; 100,000,000 shares authorized; 27,308,357 and 26,722,012 shares issued and outstanding as of December 31, 2014 and 2013, respectively	273	267
Additional Paid-In Capital	27,261,762	22,354,002
Accumulated Comprehensive Income (Loss)	(35,615)	(30,670)
Less Notes Receivable from Stockholder	(492,194)	0
Accumulated Deficit	(27,490,658)	(21,801,790)
Total Stockholders' Equity (Deficit)	(756,392)	521,809
Total Liabilities and Stockholders' Equity	$ 3,484,874	$ 3,679,246